Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when these unaudited condensed consolidated financial statements were issued. Based on this review, the Company identified the following subsequent events that would require adjustment or disclosure in the financial statements.

Promissory Note – Monthly Extension

On April 2, 2026, the Monthly Extension Fee in the amount of $150,000 was deposited into the Trust Account for the public shareholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one from April 3, 2026 to May 3, 2026. On May 4, 2026, the Monthly Extension Fee in the amount of $150,000 was deposited into the Trust Account for the public shareholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one from May 3, 2026 to June 3, 2026. The two Monthly Extension Fees were paid by the Target, and accordingly, the Company issued two Extension Notes to the Target, each in the principal amount of $150,000 on April 6, 2026 and May 4, 2026, in connection with the payment of Monthly Extension Fee, respectively.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when these financial statements were issued. Based on this review, the Company identified the following subsequent events that would require adjustment or disclosure in the financial statements.

On October 31, 2025, an aggregate of $150,000 of the Monthly Extension Fee was deposited into the Trust Account for the public shareholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one month from November 3, 2025 to January 3, 2026 (the “Extension”). The payment of the Monthly Extension Fee was made by Hercules Capital Management Corp, the sponsor of the Company (the “Sponsor”). The Company issued an unsecured promissory note in the aggregate principal amount of $150,000 (the “Extension Note”) dated November 4, 2025 to the Sponsor in connection with the payment of the Monthly Extension Fee. On October 31, 2025, the Company deposited an extension payment of $150,000 into the Trust Account to extend the date by which the Company can complete an initial Business Combination to January 3, 2026.

On November 4, 2025, the Company issued an unsecured promissory note in the aggregate principal amount of $150,000 (the “Extension Note”) to the Sponsor in connection with the payment of extension fee. The Extension Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company. The Sponsor, has the right, but not the obligation, to convert the Extension Note, in whole or in part, respectively, into private units (the “Extension Units”) of the Company, each consisting of one Class A ordinary share, par value $0.0001 per share and one right to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of a Business Combination. The number of Extension Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

On December 4, 2025, the Company issued an unsecured promissory note in the aggregate principal amount of $150,000 (the “Extension Note”) to the Sponsor in connection with the payment of extension fee. The Extension Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company. The Sponsor, has the right, but not the obligation, to convert the Extension Note, in whole or in part, respectively, into private units (the “Extension Units”) of the Company, each consisting of one Class A ordinary share, par value $0.0001 per share and one right to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of a Business Combination. The number of Extension Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.